Consolidated Statements of Operations - USD ($) shares in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Income Statement [Abstract]
Sales, net	$ 661,913,000	$ 879,387,000	$ 950,751,000
Cost of sales	198,405,000	207,860,000	169,743,000
Impairment	0	276,000	2,042,000
Gross profit	463,508,000	671,251,000	778,966,000
Operating expenses:
Research and development	70,418,000	70,644,000	71,160,000
Selling, marketing, general and administrative	88,196,000	85,656,000	92,365,000
Settlements and loss contingencies	1,884,000		973,000
Total operating expenses	160,498,000	156,300,000	164,498,000
Operating income	303,010,000	514,951,000	614,468,000
Financial expenses (income), net	12,531,000	(34,636,000)	(19,672,000)
Other gain, net	1,889,000	11,211,000	2,680,000
Income before income taxes	292,368,000	560,798,000	636,820,000
Tax expense	81,954,000	103,780,000	95,313,000
Income from continuing operations	210,414,000	457,018,000	541,507,000
Net loss from discontinued operations attributable to Taro	(335,000)	(352,000)	(236,000)
Net income	210,079,000	456,666,000	541,271,000
Net (loss) income attributable to non-controlling interest	(1,071,000)	310,000	339,000
Net income attributable to Taro	211,150,000	456,356,000	540,932,000
Net income from continuing operations attributable to Taro	211,485,000	456,708,000	541,168,000
Net loss from discontinued operations attributable to Taro	(335,000)	(352,000)	(236,000)
Net income attributable to Taro	$ 211,150,000	$ 456,356,000	$ 540,932,000
Net income per ordinary share from continuing operations attributable to Taro:
Basic and Diluted	$ 5.27	$ 11.06	$ 12.63
Net loss per ordinary share from discontinued operations attributable to Taro:
Basic and Diluted	(0.01)	(0.01)	(0.01)
Net income per ordinary share attributable to Taro:
Basic and Diluted	$ 5.26	$ 11.05	$ 12.62
Weighted-average number of ordinary shares used to compute net income per share:
Basic and Diluted	40,155	41,301	42,832